TRANSAMERICA PREMIER LIFE INSURANCE COMPANY LETTERHEAD

                                                      4333 Edgewood Road NE
                                                                  Cedar Rapids, IA 52499

March 10, 2016
Via EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0506

Re:	Separate Account VL E
File No.811-04733, CIK 0000796524
Rule 30b2-1 Filing
Dear Commissioners:
As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Transamerica Premier Life Insurance Company (formerly, Monumental Life Insurance Company), on behalf of the Registrant, mailed to its contract owners the annual report for the Fidelity Variable Insurance Products Fund dated December 31, 2015. This filing constitutes the filing of this report as required by Rule 30b2-1 under the Act.
Pursuant to Rule 30d-1 under the Act, Fidelity Variable Insurance Products Fund has filed, or will file, its annual report with the Commission via EDGAR (CIK: 0000356494).
To the extent necessary, this filing is incorporated herein by reference.

Sincerely,

/s/ Arthur D. Woods
Arthur D. Woods
Senior Vice President & Counsel